Fair Value Measurements (Details Textual) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Textual)
Change in fair flue of derivative liabilities	$ 8,900,000	$ 13,800,000
Cash balance held with trust account	$ 928	943
Transfers out of Level 3 to Level 1		$ 24,725,000
Dividend rate		0.00%